Accounting information and policies - Contribution of the Group's Venezuelan and Turkish operations (Details) ₺ in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£) Bs. / £	Jun. 30, 2022 GBP (£) Bs. / £	Jun. 30, 2022 TRY (₺)	Jun. 30, 2021 GBP (£)
Disclosure of geographical areas [line items]
Net sales	£ 17,113	£ 15,452		£ 12,733
Operating loss	4,632	4,409		3,731
Net cash outflow from operating activities	4,779	5,212		£ 4,857
Net assets	£ 9,292	9,514
Turkey
Disclosure of geographical areas [line items]
Impairment charge		312	₺ 3,760
Goodwill | Turkey
Disclosure of geographical areas [line items]
Impairment charge		177	2,133
Brand names | Yenì raki
Disclosure of geographical areas [line items]
Impairment charge		£ 135	₺ 1,627
Turkey
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	38.00%	79.00%	79.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	382.00%	268.00%	268.00%
Net sales	£ 0	£ 0
Operating loss	0	(1)
Other finance (charges)/income - hyperinflation adjustment	(2)	1
Net cash outflow from operating activities	0	0
Net assets	6	41
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	9	15
Operating loss	0	(1)
Other finance (charges)/income - hyperinflation adjustment	(212)	157
Net cash outflow from operating activities	(3)	(5)
Net assets	£ 657	£ 4,606
Venezuelan Bolivar Soberano
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	3,807	759
Venezuelan Bolivar Soberano | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	36	7